Fixed Assets and Intangible Assets, Net (Details Textual) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended
	Jan. 23, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fixed Assets and Intangible Assets, Net (Textual)
Depreciation and amortization expense		$ 85,563	$ 72,476	$ 151,007	$ 51,180
Common stock issued for domain name, shares	100,000	100,000
Common stock issued for domain name, value	$ 100,000	$ 100,000